Federated Hermes Sustainable High Yield Bond Fund, Inc.
Portfolio of Investments
June 30, 2025 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—95.0%
	Aerospace/Defense—1.5%
$ 350,000	Goat Holdco, LLC, 144A, 6.750%, 2/1/2032	$ 356,116
825,000	TransDigm, Inc., 144A, 6.375%, 3/1/2029	847,433
1,825,000	TransDigm, Inc., 1st Priority Sr. Secd. Note, 144A, 6.625%, 3/1/2032	1,891,874
450,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.750%, 8/15/2028	460,076
675,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.875%, 12/15/2030	700,854
2,000,000	TransDigm, Inc., Sr. Sub. Note, 144A, 6.375%, 5/31/2033	2,006,813
975,000	TransDigm, Inc., Sr. Sub. Note, Series WI, 4.875%, 5/1/2029	958,680
	TOTAL	7,221,846
	Airlines—0.1%
241,667	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.500%, 4/20/2026	241,263
450,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.750%, 4/20/2029	449,887
	TOTAL	691,150
	Automotive—4.5%
575,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 7.500%, 2/15/2033	588,507
925,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 8.250%, 4/15/2031	972,815
225,000	Adient Global Holdings Ltd., Term Loan - 1st Lien, 144A, 7.000%, 4/15/2028	232,077
6,575,000	Clarios Global LP/Clarios US Finance Co., Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	6,616,127
950,000	Clarios Global LP, Sr. Secd. Note, 144A, 6.750%, 2/15/2030	988,558
350,000	Dana, Inc., Sr. Unsecd. Note, 5.375%, 11/15/2027	351,419
1,800,000	Dornoch Debt Merger Sub., Inc., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2029	1,396,145
825,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 2.700%, 8/10/2026	803,446
1,925,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.375%, 11/13/2025	1,912,363
900,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.125%, 8/17/2027	879,997
1,250,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.271%, 1/9/2027	1,232,449
1,200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.113%, 5/3/2029	1,173,808
225,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series GMTN, 4.389%, 1/8/2026	224,025
1,650,000	IHO Verwaltungs GmbH, 144A, 8.000%, 11/15/2032	1,688,866
1,275,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.375%, 5/15/2029	1,276,919
1,650,000	JB Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 8.750%, 12/15/2031	1,681,266
	TOTAL	22,018,787
	Banking—0.3%
1,500,000	Ally Financial, Inc., Sr. Sub. Note, 5.750%, 11/20/2025	1,503,537
	Building Materials—3.4%
525,000	American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	513,852
200,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/15/2029	189,344
750,000	Camelot Return Merger SU, Sec. Fac. Bond, 144A, 8.750%, 8/1/2028	692,235
1,375,000	CP Atlas Buyer, Inc., Sr. Unsecd. Note, 144A, 7.000%, 12/1/2028	1,273,796
1,525,000	GYP Holdings III Corp., Sr. Unsecd. Note, 144A, 4.625%, 5/1/2029	1,529,631
1,450,000	Interface, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/1/2028	1,430,174
1,125,000	Masterbrand, Inc., 144A, 7.000%, 7/15/2032	1,150,393
1,300,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, Sec. Fac. Bond, 144A, 6.750%, 4/1/2032	1,334,168
525,000	MIWD Holdco II LLC/MIWD Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2030	500,386
1,125,000	Queen MergerCo., Inc., Sec. Fac. Bond, 144A, 6.750%, 4/30/2032	1,161,790
775,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 3.375%, 1/15/2031	695,571
425,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.375%, 7/15/2030	402,673

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Building Materials—continued
$ 2,975,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	$ 2,970,355
700,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 6.500%, 8/15/2032	717,699
2,100,000	White Cap Buyer LLC, Sr. Unsecd. Note, 144A, 6.875%, 10/15/2028	2,098,410
	TOTAL	16,660,477
	Cable Satellite—7.2%
425,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 4.500%, 5/1/2032	396,044
1,400,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2031	1,308,725
725,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2034	645,839
1,650,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2030	1,574,108
675,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 6/1/2033	617,392
1,325,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 3/1/2030	1,284,650
300,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 2/1/2032	284,746
1,525,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	1,511,992
2,000,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2027	1,994,936
2,125,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	2,118,707
2,750,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2031	1,907,837
950,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.125%, 12/1/2030	671,063
1,200,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.500%, 11/15/2031	845,448
1,550,000	Doyla Holdco 18 Designated Activity Co., Sr. Unsecd. Note, 144A, 5.000%, 7/15/2028	1,518,458
375,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.125%, 9/1/2026	368,210
1,750,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2031	1,556,695
925,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.000%, 7/15/2028	889,053
1,025,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2030	945,731
725,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	720,694
3,275,000	Sunrise FinCo I B.V., Sr. Note, 144A, 4.875%, 7/15/2031	3,099,378
3,600,000	Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	3,579,455
1,100,000	Virgin Media Finance PLC, Sr. Unsecd. Note, 144A, 5.000%, 7/15/2030	1,006,160
400,000	Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 4.500%, 8/15/2030	372,006
1,700,000	Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 5.500%, 5/15/2029	1,673,153
1,075,000	Vmed O2 UK Financing I PLC, Sec. Fac. Bond, 144A, 4.250%, 1/31/2031	985,500
200,000	Vmed O2 UK Financing I PLC, Sr. Note, 144A, 4.750%, 7/15/2031	185,130
1,525,000	VZ Secured Financing B.V., Sec. Fac. Bond, 144A, 5.000%, 1/15/2032	1,357,934
2,000,000	Ziggo B.V., Sec. Fac. Bond, 144A, 4.875%, 1/15/2030	1,870,257
	TOTAL	35,289,301
	Chemicals—3.5%
150,000	Axalta Coating Systems Dutch Holding B B.V., Sr. Unsecd. Note, 144A, 7.250%, 2/15/2031	158,331
600,000	Axalta Coating Systems Dutch Holding B.V., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2027	596,731
800,000	Axalta Coating Systems LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	758,343
1,000,000	Celanese US Holdings LLC, Sr. Unsecd. Note, 6.500%, 4/15/2030	1,024,298
2,000,000	Celanese US Holdings LLC, Sr. Unsecd. Note, 6.750%, 4/15/2033	2,022,392
325,000	Cheever Escrow Issuer, Sec. Fac. Bond, 144A, 7.125%, 10/1/2027	331,143
1,375,000	Element Solutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	1,334,424
975,000	Herens Holdco S.a.r.l., Sec. Fac. Bond, 144A, 4.750%, 5/15/2028	875,823
1,475,000	Maxam Prill S.a.r.l., Sec. Fac. Bond, 144A, 7.750%, 7/15/2030	1,478,758
1,175,000	Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 4.250%, 10/1/2028	1,118,150
1,000,000	Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 7.250%, 6/15/2031	1,020,840
2,125,000	Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 9.750%, 11/15/2028	2,240,345
1,300,000	Olympus Water US Holding Corp., Sr. Unsecd. Note, 144A, 6.250%, 10/1/2029	1,241,627
1,600,000	SNF Group SACA, Sr. Unsecd. Note, 144A, 3.375%, 3/15/2030	1,477,741
375,000	WR Grace Holdings LLC, 144A, 4.875%, 6/15/2027	373,302

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Chemicals—continued
$ 250,000	WR Grace Holdings LLC, Sec. Fac. Bond, 144A, 7.375%, 3/1/2031	$ 256,198
925,000	WR Grace Holdings LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	838,167
	TOTAL	17,146,613
	Construction Machinery—1.3%
1,525,000	Herc Holdings, Inc., Sr. Unsecd. Note, 144A, 7.000%, 6/15/2030	1,593,598
875,000	Herc Holdings, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2033	917,395
650,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.000%, 7/15/2030	620,706
950,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	946,853
1,300,000	United Rentals North America, Inc., Sr. Unsecd. Note, 5.250%, 1/15/2030	1,304,339
925,000	United Rentals North America, Inc., Term Loan - 1st Lien, 144A, 6.000%, 12/15/2029	948,065
	TOTAL	6,330,956
	Consumer Cyclical Services—3.8%
450,000	Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 6.875%, 6/15/2030	456,527
825,000	Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 7.875%, 2/15/2031	862,605
2,875,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	2,798,757
1,131,000	Cars.com, Inc., Sr. Unsecd. Note, 144A, 6.375%, 11/1/2028	1,134,773
1,575,000	Dun & Bradstreet Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	1,614,375
1,100,000	Garda World Security Corp., 144A, 8.250%, 8/1/2032	1,129,769
350,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 4.625%, 2/15/2027	348,065
450,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 7.750%, 2/15/2028	465,906
1,600,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	1,563,087
2,350,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 8.375%, 11/15/2032	2,415,974
1,000,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	999,997
1,350,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	1,263,359
250,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 4.625%, 6/1/2028	244,131
1,350,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	1,343,566
700,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2029	722,074
1,125,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 6.750%, 6/15/2032	1,172,443
	TOTAL	18,535,408
	Consumer Products—2.0%
1,700,000	Champ Acquisition Corp., Sr. Secd. Note, 144A, 8.375%, 12/1/2031	1,810,716
825,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 4.125%, 4/1/2029	780,062
600,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 5.500%, 6/1/2028	597,468
1,650,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/31/2029	1,562,071
1,250,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2028	1,218,281
850,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 6.500%, 12/31/2027	860,495
800,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 3.750%, 4/1/2031	737,733
250,000	Whirlpool Corp., Sr. Unsecd. Note, 6.125%, 6/15/2030	252,356
1,750,000	Whirlpool Corp., Sr. Unsecd. Note, 6.500%, 6/15/2033	1,757,249
	TOTAL	9,576,431
	Diversified Manufacturing—1.8%
3,275,000	EMRLD Borrower LP/Emerald Co-Issuer, Inc., Sec. Fac. Bond, 144A, 6.625%, 12/15/2030	3,351,707
175,000	EMRLD Borrower LP, Sec. Fac. Bond, 144A, 6.750%, 7/15/2031	181,258
250,000	EnPro, Inc., Sr. Unsecd. Note, 144A, 6.125%, 6/1/2033	256,205
2,050,000	Gates Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/1/2029	2,131,215
625,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/15/2029	643,801
625,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/15/2033	646,433
250,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.625%, 3/15/2032	260,105
1,500,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2028	1,519,651
	TOTAL	8,990,375

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Finance Companies—2.4%
$ 1,950,000	Boost Newco Borrower LLC, 144A, 7.500%, 1/15/2031	$ 2,071,339
750,000	Navient Corp., Sr. Unsecd. Note, 5.000%, 3/15/2027	747,489
500,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/15/2026	506,356
75,000	Rocket Cos., Inc., Sr. Unsecd. Note, 144A, 6.125%, 8/1/2030	76,474
400,000	Rocket Cos., Inc., Sr. Unsecd. Note, 144A, 6.375%, 8/1/2033	409,780
1,800,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 2.875%, 10/15/2026	1,756,691
825,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.625%, 3/1/2029	784,583
1,725,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.875%, 3/1/2031	1,600,427
450,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 4.000%, 10/15/2033	402,911
750,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	750,396
1,100,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2029	1,068,716
700,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.750%, 6/15/2027	698,765
675,000	UWM Holdings LLC, Sr. Unsecd. Note, 144A, 6.625%, 2/1/2030	676,336
	TOTAL	11,550,263
	Food & Beverage—1.9%
1,225,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	1,221,246
2,250,000	Bellring Brands, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2030	2,345,353
600,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 6.125%, 9/15/2032	614,510
1,275,000	Post Holdings, Inc., 144A, 6.375%, 3/1/2033	1,289,812
375,000	Post Holdings, Inc., Sec. Fac. Bond, 144A, 6.250%, 2/15/2032	385,850
325,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 6.250%, 10/15/2034	327,658
400,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2030	389,881
1,250,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2029	1,229,258
650,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 5.750%, 4/15/2033	650,943
975,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 6.875%, 9/15/2028	1,009,342
	TOTAL	9,463,853
	Gaming—3.4%
1,600,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	1,591,132
475,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2031	455,559
1,650,000	Caesars Entertainment, Inc., 144A, 6.000%, 10/15/2032	1,619,206
375,000	Caesars Entertainment, Inc., Sec. Fac. Bond, 144A, 7.000%, 2/15/2030	388,578
550,000	Caesars Entertainment, Inc., Sr. Secd. Note, 144A, 6.500%, 2/15/2032	564,707
750,000	Caesars Entertainment, Inc., Sr. Unsecd. Note, 144A, 4.625%, 10/15/2029	716,385
669,000	Caesars Entertainment, Inc., Sr. Unsecd. Note, 144A, 8.125%, 7/1/2027	669,619
1,500,000	Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/15/2029	1,546,321
500,000	Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 7.500%, 9/1/2031	523,518
1,450,000	MGM Resorts International, Sr. Unsecd. Note, 4.750%, 10/15/2028	1,433,513
450,000	MGM Resorts International, Sr. Unsecd. Note, 6.125%, 9/15/2029	457,999
625,000	MGM Resorts International, Sr. Unsecd. Note, 6.500%, 4/15/2032	635,587
625,000	PENN Entertaintment, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2029	579,521
650,000	Station Casinos, LLC, 144A, 6.625%, 3/15/2032	665,039
1,425,000	Station Casinos, LLC, Sr. Unsecd. Note, 144A, 4.500%, 2/15/2028	1,398,251
725,000	Station Casinos, LLC, Sr. Unsecd. Note, 144A, 4.625%, 12/1/2031	679,585
650,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.250%, 12/1/2026	646,264
500,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.625%, 12/1/2029	491,428
1,125,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 144A, 7.125%, 2/15/2031	1,200,472
375,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Sr. Unsecd. Note, 144A, 6.250%, 3/15/2033	377,639
	TOTAL	16,640,323
	Health Care—5.5%
2,150,000	AHP Health Partners, Inc., Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	2,098,380

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$ 1,025,000		Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/1/2029	$ 971,276
1,975,000		Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 4.625%, 7/15/2028	1,940,791
525,000		CHS/Community Health Systems, Inc., 144A, 6.125%, 4/1/2030	388,703
375,000		CHS/Community Health Systems, Inc., 144A, 6.875%, 4/15/2029	299,317
700,000		CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 5.625%, 3/15/2027	689,924
675,000		CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.000%, 1/15/2029	649,808
525,000		CHS/Community Health Systems, Inc., Sr. Note, 144A, 5.250%, 5/15/2030	466,041
275,000		Concentra Escrow Issuer Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/15/2032	285,069
175,000		Insulet Corp., Sr. Unsecd. Note, 144A, 6.500%, 4/1/2033	182,576
550,000		Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	549,802
600,000		Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2027	598,364
650,000		Iqvia, Inc., Sr. Unsecd. Note, 144A, 6.250%, 6/1/2032	667,854
1,175,000		Iqvia, Inc., Sr. Unsecd. Note, 144A, 6.500%, 5/15/2030	1,212,221
1,275,000		Medline Borrower LP, Sec. Fac. Bond, 144A, 3.875%, 4/1/2029	1,223,919
6,350,000		Medline Borrower LP, Sr. Unsecd. Note, 144A, 5.250%, 10/1/2029	6,305,136
450,000		Medline Borrower LP/Medline Co-Issuer, Inc., 144A, 6.250%, 4/1/2029	462,840
250,000		Neogen Food Safety Corp., Sr. Unsecd. Note, 144A, 8.625%, 7/20/2030	258,795
1,675,000		Raven Acquisition Holdings LLC, Sr. Secd. Note, 144A, 6.875%, 11/15/2031	1,679,258
1,650,000		Select Medical Corp., 144A, 6.250%, 12/1/2032	1,660,941
750,000		Tenet Healthcare Corp., 4.250%, 6/1/2029	727,933
400,000		Tenet Healthcare Corp., 5.125%, 11/1/2027	399,620
750,000		Tenet Healthcare Corp., 144A, 6.250%, 2/1/2027	750,440
850,000		Tenet Healthcare Corp., Sec. Fac. Bond, 144A, 6.750%, 5/15/2031	879,945
1,075,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 6.125%, 10/1/2028	1,077,178
600,000		Tenet Healthcare Corp., Term Loan - 1st Lien, 4.625%, 6/15/2028	592,918
		TOTAL	27,019,049
		Health Insurance—0.4%
1,600,000		Centene Corp., Sr. Unsecd. Note, Series WI, 4.625%, 12/15/2029	1,557,276
350,000		Molina Healthcare, Inc., Sr. Secd. Note, 144A, 6.250%, 1/15/2033	356,483
		TOTAL	1,913,759
		Independent Energy—2.5%
1,200,000		Aethon United BR LP/Aethon United Finance Corp., 144A, 7.500%, 10/1/2029	1,259,615
499,000		Antero Resources Corp., Sr. Unsecd. Note, 144A, 7.625%, 2/1/2029	512,646
800,000		Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	801,860
650,000		Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2032	661,978
375,000		Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 6.625%, 7/15/2033	380,684
225,000		Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 9.000%, 11/1/2027	276,116
450,000		Civitas Resources, Inc., Sr. Secd. Note, 144A, 9.625%, 6/15/2033	461,664
900,000		Civitas Resources, Inc., Sr. Unsecd. Note, 144A, 8.625%, 11/1/2030	914,448
1,000,000		Civitas Resources, Inc., Sr. Unsecd. Note, 144A, 8.750%, 7/1/2031	1,012,359
500,000		Civitas Resources, Inc., Unsecd. Note, 144A, 8.375%, 7/1/2028	512,580
1,100,000		CNX Resources Corp., Sr. Unsecd. Note, 144A, 7.250%, 3/1/2032	1,139,729
425,000		Expand Energy Corp., Sr. Unsecd. Note, 4.750%, 2/1/2032	413,549
225,000		Expand Energy Corp., Sr. Unsecd. Note, 5.375%, 3/15/2030	225,791
625,000	[1,2]	Expand Energy Corp., Sr. Unsecd. Note, 7.000%, 10/1/2099	2,500
175,000		Expand Energy Corp., Sr. Unsecd. Note, 144A, 5.875%, 2/1/2029	175,818
1,300,000		Range Resources Corp., Sr. Unsecd. Note, 8.250%, 1/15/2029	1,339,313
375,000		Range Resources Corp., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	365,062
1,275,000		Rockcliff Energy II LLC, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2029	1,236,463

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Independent Energy—continued
$ 675,000	SM Energy Co., Sr. Unsecd. Note, 144A, 7.000%, 8/1/2032	$ 665,839
	TOTAL	12,358,014
	Industrial - Other—1.4%
275,000	Hillenbrand, Inc., Sr. Unsecd. Note, 6.250%, 2/15/2029	280,587
200,000	Madison Iaq LLC, Sec. Fac. Bond, 144A, 4.125%, 6/30/2028	194,440
3,975,000	Madison Iaq LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	3,912,986
2,300,000	SPX Flow, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/1/2030	2,388,336
	TOTAL	6,776,349
	Insurance - P&C—10.4%
1,500,000	Acrisure LLC, Sec. Fac. Bond, 144A, 7.500%, 11/6/2030	1,550,527
200,000	Acrisure LLC, Sr. Secd. Note, 144A, 6.750%, 7/1/2032	203,010
525,000	Acrisure LLC, Sr. Unsecd. Note, 144A, 6.000%, 8/1/2029	510,861
950,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 144A, 5.875%, 11/1/2029	937,165
1,000,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 144A, 7.375%, 10/1/2032	1,032,064
2,000,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sec. Fac. Bond, 144A, 7.000%, 1/15/2031	2,070,330
900,000	AmWINS Group, Inc., Sec. Fac. Bond, 144A, 6.375%, 2/15/2029	917,875
3,575,000	AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/30/2029	3,476,471
800,000	Ardonagh Finco Ltd., Sec. Fac. Bond, 144A, 7.750%, 2/15/2031	836,991
5,850,000	Ardonagh Group Finance Ltd., Sr. Unsecd. Note, 144A, 8.875%, 2/15/2032	6,160,647
650,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2029	648,683
1,700,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.500%, 2/15/2032	1,828,908
2,650,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 144A, 7.125%, 5/15/2031	2,756,784
5,900,000	Broadstreet Partners, Inc., Sr. Unsecd. Note, 144A, 5.875%, 4/15/2029	5,834,418
2,075,000	Hub International Ltd., Sec. Fac. Bond, 144A, 7.250%, 6/15/2030	2,169,973
2,075,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 5.625%, 12/1/2029	2,076,930
3,350,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 7.375%, 1/31/2032	3,507,294
2,200,000	Jones Deslauriers Insurance Management, Inc., Sec. Fac. Bond, 144A, 8.500%, 3/15/2030	2,333,448
2,725,000	Jones Deslauriers Insurance Management, Inc., Sr. Unsecd. Note, 144A, 10.500%, 12/15/2030	2,906,561
3,125,000	Panther Escrow Issuer, Sec. Fac. Bond, 144A, 7.125%, 6/1/2031	3,248,144
1,425,000	Ryan Specialty LLC, Sec. Fac. Bond, 144A, 5.875%, 8/1/2032	1,437,121
3,900,000	USI, Inc./NY, Sr. Unsecd. Note, 144A, 7.500%, 1/15/2032	4,119,995
	TOTAL	50,564,200
	Lodging—1.5%
800,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2032	725,186
300,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 3.750%, 5/1/2029	287,773
325,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 5.750%, 5/1/2028	325,937
1,350,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 5.875%, 3/15/2033	1,376,363
400,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, Series WI, 4.875%, 1/15/2030	398,459
675,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 4/1/2032	694,658
150,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2033	154,406
1,100,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2028	1,139,371
1,000,000	Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 4.375%, 8/15/2028	978,889
1,400,000	XHR LP, Sr. Unsecd. Note, 144A, 6.625%, 5/15/2030	1,428,164
	TOTAL	7,509,206
	Media Entertainment—2.7%
500,000	Gray Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 11/15/2031	375,348
1,475,000	Lamar Media Corp., Sr. Unsecd. Note, 4.875%, 1/15/2029	1,459,266
350,000	Lamar Media Corp., Sr. Unsecd. Note, Series WI, 3.625%, 1/15/2031	323,680
550,000	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, 144A, 4.750%, 11/1/2028	536,110
650,000	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, 144A, 5.625%, 7/15/2027	648,899

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Media Entertainment—continued
$ 950,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 144A, 7.375%, 2/15/2031	$ 1,006,500
2,700,000	Outfront Media Capital LLC/Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2029	2,584,706
300,000	Outfront Media Capital LLC/Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2030	286,747
150,000	Sinclair Television Group, Inc., 144A, 4.375%, 12/31/2032	105,516
300,000	Sinclair Television Group, Inc., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	243,375
1,525,000	Stagwell Global LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	1,460,286
1,950,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 4.500%, 5/1/2029	1,774,845
825,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 7.375%, 6/30/2030	811,392
500,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 8.000%, 8/15/2028	507,804
475,000	Univision Communications, Inc., Term Loan - 1st Lien, 144A, 6.625%, 6/1/2027	474,141
400,000	WMG Acquisition Corp., Sec. Fac. Bond, 144A, 3.750%, 12/1/2029	375,268
	TOTAL	12,973,883
	Metals & Mining—0.5%
1,025,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/1/2029	942,248
700,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2032	660,738
475,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.375%, 5/1/2033	446,330
275,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.500%, 9/15/2031	265,457
	TOTAL	2,314,773
	Midstream—3.8%
1,125,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.375%, 6/15/2029	1,117,306
1,175,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	1,174,298
2,475,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	2,472,366
450,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.625%, 2/1/2032	465,102
1,150,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 7/15/2029	1,200,927
750,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2032	795,219
2,975,000	CNX Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.750%, 4/15/2030	2,817,856
2,725,000	DT Midstream, Inc., Sr. Unsecd. Note, 144A, 4.375%, 6/15/2031	2,611,216
400,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 4.250%, 2/15/2030	384,909
1,550,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	1,540,219
175,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2030	175,895
250,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.875%, 3/1/2028	253,883
275,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 6.500%, 6/1/2029	282,997
1,250,000	Northriver Midstream Fin, 144A, 6.750%, 7/15/2032	1,295,466
1,000,000	Rockies Express Pipeline, Sr. Unsecd. Note, 144A, 6.750%, 3/15/2033	1,044,919
800,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	812,085
	TOTAL	18,444,663
	Oil Field Services—0.2%
1,000,000	Nabors Industries, Inc., Sec. Fac. Bond, 144A, 9.125%, 1/31/2030	958,293
	Packaging—4.1%
628,295	ARD Finance S.A., Sec. Fac. Bond, 144A, 7.250% PIK, 6/30/2027	29,844
2,900,000	Ardagh Metal Packaging, Sr. Unsecd. Note, 144A, 4.000%, 9/1/2029	2,650,069
725,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 5.250%, 8/15/2027	323,883
675,000	Ball Corp., Sr. Unsecd. Note, 2.875%, 8/15/2030	609,046
750,000	Ball Corp., Sr. Unsecd. Note, 6.000%, 6/15/2029	769,819
1,200,000	Ball Corp., Sr. Unsecd. Note, 6.875%, 3/15/2028	1,228,762
1,400,000	Clydesdale Acquisition Holdings, Inc., Sec. Fac. Bond, 144A, 6.750%, 4/15/2032	1,437,651
1,000,000	Clydesdale Acquisition Holdings, Inc., Sec. Fac. Bond, 144A, 6.875%, 1/15/2030	1,023,528
2,425,000	Clydesdale Acquisition Holdings, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/15/2030	2,482,021
600,000	Crown Americas LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/1/2033	604,476
500,000	Crown Americas LLC, Sr. Unsecd. Note, Series WI, 5.250%, 4/1/2030	508,249

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Packaging—continued
$ 1,150,000	Mauser Packaging Solutions Holding Co., Sec. Fac. Bond, 144A, 7.875%, 4/15/2027	$ 1,170,288
325,000	OI European Group B.V., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	312,856
525,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/15/2031	538,683
575,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 7.375%, 6/1/2032	586,547
850,000	Sealed Air Corp., 144A, 6.500%, 7/15/2032	881,355
225,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 5.000%, 4/15/2029	222,722
1,325,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 6.125%, 2/1/2028	1,345,255
250,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 7.250%, 2/15/2031	263,432
750,000	Trivium Packaging Finance B.V., Term Loan - 1st Lien, 144A, 8.250%, 7/15/2030	793,689
2,050,000	Trivium Packaging Finance B.V., Term Loan - 2nd Lien, 144A, 12.250%, 1/15/2031	2,199,043
	TOTAL	19,981,218
	Paper—0.6%
1,750,000	Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 4.750%, 8/15/2028	1,663,368
275,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/1/2029	259,566
900,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.750%, 2/1/2030	844,469
400,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 4.750%, 7/15/2027	394,719
	TOTAL	3,162,122
	Pharmaceuticals—2.1%
3,575,000	Bausch Health, Sec. Fac. Bond, 144A, 10.000%, 4/15/2032	3,608,927
2,375,000	Grifols Escrow Issuer S.A., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2028	2,284,636
1,350,000	OPAL BIDCO SAS, Sec. Fac. Bond, 144A, 6.500%, 3/31/2032	1,378,705
1,450,000	Organon & Co./Organon Foreign Debt Co-Issuer B.V., Sr. Unsecd. Note, 144A, 7.875%, 5/15/2034	1,311,232
350,000	Organon Finance 1 LLC, Sec. Fac. Bond, 144A, 4.125%, 4/30/2028	336,839
1,750,000	Organon Finance 1 LLC, Sr. Unsecd. Note, 144A, 5.125%, 4/30/2031	1,520,200
	TOTAL	10,440,539
	Restaurant—1.8%
375,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 3.500%, 2/15/2029	357,484
4,275,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.000%, 10/15/2030	3,988,227
1,000,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.375%, 1/15/2028	981,590
325,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 6.125%, 6/15/2029	333,616
400,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Term Loan - 1st Lien, 144A, 5.625%, 9/15/2029	406,149
600,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsecd. Note, 144A, 4.750%, 6/1/2027	598,913
1,825,000	Yum! Brands, Inc., Sr. Unsecd. Note, 4.625%, 1/31/2032	1,758,976
250,000	Yum! Brands, Inc., Sr. Unsecd. Note, 5.375%, 4/1/2032	250,453
350,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	347,083
	TOTAL	9,022,491
	Retailers—3.1%
1,150,000	Academy Ltd., Sec. Fac. Bond, 144A, 6.000%, 11/15/2027	1,153,843
1,550,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 11/15/2029	1,497,692
375,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2032	357,035
1,325,000	BELRON UK Finance PLC, 144A, 5.750%, 10/15/2029	1,337,015
725,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.625%, 10/1/2029	674,250
800,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.875%, 10/1/2031	719,063
250,000	Group 1 Automotive, Inc., Sr. Unsecd. Note, 144A, 6.375%, 1/15/2030	257,184
1,250,000	Hanesbrands, Inc., Sr. Unsecd. Note, 144A, 9.000%, 2/15/2031	1,324,656
2,200,000	Kontoor Brands, Inc., Sr. Unsecd. Note, 144A, 4.125%, 11/15/2029	2,069,621
1,200,000	LCM Investments Holdings II, LLC, Sr. Unsecd. Note, 144A, 4.875%, 5/1/2029	1,167,931
1,150,000	LCM Investments Holdings II, LLC, Sr. Unsecd. Note, 144A, 8.250%, 8/1/2031	1,223,621
1,400,000	Sally Hldgs. LLC/Sally Capital, Inc., Sr. Unsecd. Note, 6.750%, 3/1/2032	1,438,469

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Retailers—continued
$ 1,750,000	William Carter Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2027	$ 1,740,574
	TOTAL	14,960,954
	Supermarkets—0.7%
825,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2029	782,488
775,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	774,846
1,175,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 6.250%, 3/15/2033	1,212,349
400,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 6.500%, 2/15/2028	409,919
	TOTAL	3,179,602
	Technology—13.9%
3,750,000	AthenaHealth Group, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2030	3,694,558
1,450,000	Capstone Borrower, Inc., Sec. Fac. Bond, 144A, 8.000%, 6/15/2030	1,514,065
550,000	Capstone Borrower, Inc., Sec. Fac. Bond, 144A, 8.000%, 6/15/2030	572,833
750,000	Ciena Corp., Sr. Unsecd. Note, 144A, 4.000%, 1/31/2030	711,282
2,825,000	Clarivate Science Holdings Corp., Sr. Unsecd. Note, 144A, 4.875%, 7/1/2029	2,662,808
1,725,000	Cloud Software Group, Inc., Sec. Fac. Bond, 144A, 6.500%, 3/31/2029	1,742,178
675,000	Cloud Software Group, Inc., Sec. Fac. Bond, 144A, 8.250%, 6/30/2032	718,982
3,325,000	Cloud Software Group, Inc., Sec. Fac. Bond, 144A, 9.000%, 9/30/2029	3,449,539
1,800,000	Coherent Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	1,769,710
1,025,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.000%, 10/15/2026	1,020,516
1,725,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.500%, 10/15/2028	1,717,688
2,025,000	CoreWeave, Inc., Sr. Unsecd. Note, 144A, 9.250%, 6/1/2030	2,071,946
1,575,000	Elastic N.V., Sr. Unsecd. Note, 144A, 4.125%, 7/15/2029	1,506,300
500,000	Ellucian Holdings, Inc., Sec. Fac. Bond, 144A, 6.500%, 12/1/2029	512,597
1,200,000	Entegris, Inc., Sec. Fac. Bond, 144A, 4.750%, 4/15/2029	1,187,797
700,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 3.625%, 5/1/2029	664,003
850,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 5.950%, 6/15/2030	864,334
500,000	Fair Isaac & Co., Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2028	487,057
550,000	Fair Isaac & Co., Inc., Sr. Unsecd. Note, 144A, 6.000%, 5/15/2033	556,416
1,225,000	Fortress Intermediate 3, Inc., Sec. Fac. Bond, 144A, 7.500%, 6/1/2031	1,284,862
300,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2030	280,921
175,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 4.500%, 7/1/2028	173,303
1,850,000	Gen Digital, Inc., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2033	1,904,283
3,075,000	HealthEquity, Inc., Sr. Unsecd. Note, 144A, 4.500%, 10/1/2029	2,993,613
1,250,000	Insight Enterprises, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/15/2032	1,288,689
1,000,000	Iron Mountain, Inc., 144A, 6.250%, 1/15/2033	1,028,906
1,825,000	Iron Mountain, Inc., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2029	1,890,455
5,300,000	McAfee Corp., Sr. Unsecd. Note, 144A, 7.375%, 2/15/2030	5,010,428
700,000	NCR Atleos Corp., 144A, 9.500%, 4/1/2029	767,290
1,050,000	NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2028	1,040,217
607,000	NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.125%, 4/15/2029	598,379
1,200,000	Open Text, Inc., 144A, 6.900%, 12/1/2027	1,243,346
575,000	Open Text, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2028	558,159
250,000	Open Text, Inc., Sr. Unsecd. Note, 144A, 3.875%, 12/1/2029	235,730
550,000	Open Text, Inc., Sr. Unsecd. Note, 144A, 4.125%, 12/1/2031	506,886
575,000	Rocket Software, Inc., Sec. Fac. Bond, 144A, 9.000%, 11/28/2028	593,222
2,925,000	Rocket Software, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2029	2,840,969
1,450,000	Science Applications International Corp., Sr. Unsecd. Note, 144A, 4.875%, 4/1/2028	1,428,426
700,000	Seagate HDD Cayman, Sr. Unsecd. Note, 8.250%, 12/15/2029	747,249
1,999,000	Seagate HDD Cayman, Sr. Unsecd. Note, 9.625%, 12/1/2032	2,255,020
350,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.375%, 2/15/2030	334,470

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$ 875,000		Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 5.875%, 9/1/2030	$ 876,900
125,000		Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2031	114,061
450,000		Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 6.625%, 7/15/2032	463,487
300,000		Shift4 Payments, Inc., Sr. Unsecd. Note, 144A, 6.750%, 8/15/2032	311,758
2,650,000		SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	2,654,166
425,000		SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 6.500%, 6/1/2032	441,586
950,000		Synaptics, Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2029	902,840
1,525,000		TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2029	1,458,437
2,875,000		UKG, Inc., Sec. Fac. Bond, 144A, 6.875%, 2/1/2031	2,984,825
1,025,000		Viavi Solutions, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2029	958,796
350,000		Zebra Technologies Corp., Sr. Unsecd. Note, 144A, 6.500%, 6/1/2032	360,133
		TOTAL	67,956,421
		Transportation Services—0.2%
975,000		Watco Cos. LLC/Finance Co., Sr. Unsecd. Note, 144A, 7.125%, 8/1/2032	1,019,905
		Utility - Electric—2.2%
1,575,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	1,508,908
1,725,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	1,708,603
1,475,000		TransAlta Corp., Sr. Unsecd. Note, 7.750%, 11/15/2029	1,550,676
1,175,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	1,176,538
1,325,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 7.750%, 10/15/2031	1,409,208
475,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 4.500%, 9/15/2027	463,327
600,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 7.250%, 1/15/2029	615,475
950,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 8.375%, 1/15/2031	1,015,440
1,100,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 8.625%, 3/15/2033	1,179,802
		TOTAL	10,627,977
		Wireless Communications—0.3%
1,300,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 2.250%, 2/15/2026	1,280,683
		TOTAL CORPORATE BONDS (IDENTIFIED COST $462,789,415)	464,083,421
		COMMON STOCK—0.0%
		Media Entertainment—0.0%
4,686	[2,3]	Audacy Capital Corp. (IDENTIFIED COST $3,185,281)	93,673
		WARRANTS—0.0%
		Media Entertainment—0.0%
5,680	[2,3]	Audacy Capital Corp., Warrants 9/30/2028	57
947	[2,3]	Audacy Capital Corp., Warrants 9/30/2028	9
		TOTAL WARRANTS (IDENTIFIED COST $1,912)	66
		INVESTMENT COMPANY—3.8%
18,479,474		Federated Hermes Government Obligations Fund, Premier Shares, 4.25%[4] (IDENTIFIED COST $18,479,474)	18,479,474
		TOTAL INVESTMENT IN SECURITIES—98.8% (IDENTIFIED COST $484,456,082)	482,656,634
		OTHER ASSETS AND LIABILITIES - NET—1.2%[5]	5,753,951
		NET ASSETS—100%	$488,410,585

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended June 30, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 3/31/2025	$17,993,801
Purchases at Cost	$35,098,899
Proceeds from Sales	$(34,613,226)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 6/30/2025	$18,479,474
Shares Held as of 6/30/2025	18,479,474
Dividend Income	$218,616

1	Issuer in default.
2	Non-income-producing security.
3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at June 30, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s Valuation Committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Directors (the “Directors”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation

Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$464,083,421	$—	$464,083,421
Equity Security:
Common Stock
Domestic	—	—	93,673	93,673
Warrants	—	—	66	66
Investment Company	18,479,474	—	—	18,479,474
TOTAL SECURITIES	$18,479,474	$464,083,421	$93,739	$482,656,634

The following acronym(s) are used throughout this portfolio:
GMTN	—Global Medium Term Note
PIK	—Payment in Kind